SOLE-SOURCE COST-SHARING AGREEMENT (Narrative) (Details)	9 Months Ended
Dec. 31, 2015 USD ($) d
Soul Source Cost Sharing Agreement 1	$ 2,996,244
Soul Source Cost Sharing Agreement 2	62.00%
Soul Source Cost Sharing Agreement 3	$ 1,372,821
Soul Source Cost Sharing Agreement 4 | d	30